Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	BLOOMIOS, INC.
Entity Central Index Key	0001138608
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	N,A.
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-4696476
Entity Address Address Line 1	701 Anacapa Street
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93101
City Area Code	805
Local Phone Number	222-6330